Shareholder Report, Holdings (Details) - Cultivar ETF	Jul. 31, 2025
US Treasury 5/15/2052 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
US Treasury 8/5/2025 0.034% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
MarketAxess Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Newmont Goldcorp Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Proto Labs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Southwest Airlines Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Alexandria Real Estate Equities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%
US Treasury 5/15/2054 4.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
Healthcare Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
Northwest Natural Holding Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
COMMUNICATION SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
CONSUMER DISCRETIONARY [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
CONSMER STAPLES [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.74%
ENERGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
FINANCIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.28%
INDUSTRIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
INFORMATION TECHNOLOGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.77%
MATERIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%
UTILITIES [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%